Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Redeemable Noncontrolling Interests (Non- Equity) [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings	Noncontrolling Interest	Total
Equity, beginning balance at Dec. 31, 2010	$ 387,472	$ 936	$ 1,126,751	$ (6,678)	$ (230,927)	$ 1,299,382	$ 60,913	$ 2,250,377
Equity, beginning balance, shares at Dec. 31, 2010		93,644,862		(975,549)
Comprehensive income (loss) attributable to redeemable noncontrolling interest	54,251
Comprehensive income (loss) including portion attributable to nonredeemable noncontrolling interests					46,448	201,948	21,424	269,820
Distributions to noncontrolling interests, net of contributions	(39,816)						(15,049)	(15,049)
Purchase of subsidiary shares from noncontrolling interests	(7,426)		(4,556)				(1,040)	(5,596)
Other reclassifications of noncontrolling interests	(2,099)						1,101	1,101
Adjustment to redemption value of redeemable noncontrolling interests	3,361		(3,361)					(3,361)
Issuance of common stock in connection with the exercise of stock options		6	18,910					18,916
Issuance of common stock in connection with the exercise of stock options, shares		623,341
Cancellation of restricted stock for tax withholdings on vested shares		(3)	(13,311)					(13,314)
Cancellation of restricted stock for tax withholdings on vested shares, shares		(346,419)
Repurchases of common stock		(35)	(85,790)					(85,825)
Repurchases of common stock, shares		(3,469,099)
Excess tax benefit from exercise of stock options			4,823					4,823
Stock-based compensation		11	42,542					42,553
Stock-based compensation, shares		1,094,394
Equity, ending balance at Dec. 31, 2011	395,743	915	1,086,008	(6,678)	(184,479)	1,501,330	67,349	2,464,445
Equity, ending balance, shares at Dec. 31, 2011		91,547,079		(975,549)
Comprehensive income (loss) attributable to redeemable noncontrolling interest	56,235
Comprehensive income (loss) including portion attributable to nonredeemable noncontrolling interests					39,169	265,640	23,928	328,737
Distributions to noncontrolling interests, net of contributions	(43,613)						(24,196)	(24,196)
Purchase of subsidiary shares from noncontrolling interests	(21,607)		(21,537)				(1,143)	(22,680)
Other reclassifications of noncontrolling interests	718						(624)	(624)
Adjustment to redemption value of redeemable noncontrolling interests	(19,810)		19,810					19,810
Issuance of common stock in connection with the exercise of stock options		11	20,858					20,869
Issuance of common stock in connection with the exercise of stock options, shares		1,054,075
Cancellation of restricted stock for tax withholdings on vested shares		(4)	(9,314)					(9,318)
Cancellation of restricted stock for tax withholdings on vested shares, shares		(371,946)
Net distribution to shareholders			443			(22,978)		(22,535)
Excess tax benefit from exercise of stock options			1,110					1,110
Stock-based compensation		7	40,896					40,903
Stock-based compensation, shares		696,507
Equity, ending balance at Dec. 31, 2012	367,666	929	1,138,274	(6,678)	(145,310)	1,743,992	65,314	2,796,521
Equity, ending balance, shares at Dec. 31, 2012		92,925,715		(975,549)				91,950,166
Comprehensive income (loss) attributable to redeemable noncontrolling interest	50,624
Comprehensive income (loss) including portion attributable to nonredeemable noncontrolling interests					77,805	141,203	25,441	244,449
Distributions to noncontrolling interests, net of contributions	(48,518)						(26,776)	(26,776)
Purchase of subsidiary shares from noncontrolling interests	(5,891)		(768)				(2,645)	(3,413)
Other reclassifications of noncontrolling interests	2,290						(2,290)	(2,290)
Noncontrolling interests in acquired entity							4,599	4,599
Adjustment to redemption value of redeemable noncontrolling interests	(7,761)		7,761					7,761
Issuance of common stock in connection with the exercise of stock options		33	110,641					110,674
Issuance of common stock in connection with the exercise of stock options, shares		3,301,543
Cancellation of restricted stock for tax withholdings on vested shares		(3)	(14,896)					(14,899)
Cancellation of restricted stock for tax withholdings on vested shares, shares		(357,360)
Repurchases of common stock		(7)	(27,133)					(27,140)
Repurchases of common stock, shares		(706,023)
Excess tax benefit from exercise of stock options			3,573					3,573
Stock-based compensation		8	38,403					38,411
Stock-based compensation, shares		823,157
Equity, ending balance at Dec. 31, 2013	$ 358,410	$ 960	$ 1,255,855	$ (6,678)	$ (67,505)	$ 1,885,195	$ 63,643	$ 3,131,470
Equity, ending balance, shares at Dec. 31, 2013		95,987,032		(975,549)				95,011,483